Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Land Use Rights, Net.
Land use rights		¥ 216,489		¥ 216,489
Less: Accumulated amortization-land use rights	¥ (7,674)	(2,827)
Total land use rights, net		¥ 213,662	$ 29,994	¥ 208,815